Stock-Based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,063,351	$ 553,600	$ 20,439
Total Class B stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	1,058,442	553,600	20,439
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	171,804	102,736	5,025
Cost of revenue | Total Class B stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	170,536	102,736	5,025
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	48,098	10,567	0
Sales and marketing | Total Class B stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	46,417	10,567	0
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	843,449	440,297	15,414
General and administrative | Total Class B stock-based compensation expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 841,489	$ 440,297	$ 15,414